INCOME TAXES (Schedule of Significant Components of Deferred Income Tax Assets and Liabilities) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax assets	$ 833,756	$ 989,191
Deferred income tax liability	(833,756)	(989,191)
Net deferred tax asset (liability)	0	0
Non-capital loss carry-forwards [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax assets	88,066	487,721
Property and equipment [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax assets	23,524	0
Lease liabilities [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax assets	722,166	501,470
Excess of carrying value over tax value of right-of-use assets [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	(784,732)	(561,508)
Excess of carrying value over tax value of intangible assets [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	(10,084)	(389,728)
Excess of carrying value over tax value of bonds payable [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	(38,940)	(19,317)
Excess of carrying value over property and equipment [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	$ 0	$ (18,638)